Taxes Payable (Tables)	12 Months Ended
Mar. 31, 2020
Taxes Payable
Schedule of current and deferred portions of income tax expense

	For the years ended March 31
	2020	2019
Current	$3,338,886	$2,892,500
Deferred	—	—
Income tax expense	$3,338,886	$2,892,500

Schedule of reconciliation of statutory income tax and effective tax

	For the years ended March 31,
	2020	2019	2018
Income before income taxes	$13,314,111	$11,567,558	$8,014,679
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$3,328,528	$2,891,890	$2,003,670
Effect of non-tax deductible expenses	10,358	610	1,041
Income tax expense	$3,338,886	$2,892,500	$2,004,711

Schedule of taxes payable

	As of March 31,
	2020	2019
Income tax payable	$477,466	$224,882
VAT payable	58,897	134,172
Other tax payables	7,237	16,283
Total	$543,600	$375,337